Form N-CSR Cover	12 Months Ended
Dec. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Institutional Realty Shares, Inc.
Entity Central Index Key	0001096903
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025